MINERAL PROPERTIES - Schedule of Mineral Properties Acquired (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mineral Industries Disclosures [Abstract]
Acquisition costs	$ 1,607,729	$ 1,607,729	$ 1,607,729
Asset retirement obligation	8,133	8,133	8,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$ 734,422	$ 734,422	$ 734,422